Condensed Consolidated Cash Flow Statement $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2025 USD ($)		Jun. 30, 2024 USD ($)		Dec. 31, 2024 USD ($)
Cash flow from operating activities
Net profit for the period	$ 121.6		$ 403.4		$ 611.5
Adjustments:
Profit from sale of vessels	(14.9)		(27.6)		(51.3)
Depreciation and amortization	105.4		89.9		192.0
Financial income	(7.5)		(14.1)		(24.8)
Financial expenses	35.7		37.2		74.1
Tax	7.2		0.5		(2.0)
Other non-cash movements	18.3		16.6		22.9
Interest received and realized exchange gains	7.7		14.1		24.8
Interest paid and realized exchange losses	(34.1)		(30.2)		(66.9)
Income taxes paid	(1.2)		(0.6)		(1.3)
Change in inventories, receivables and payables, etc.	6.2		(20.8)		47.8
Net cash flow from operating activities	244.4		468.4		826.8
Cash flow from investing activities
Investment in tangible fixed assets	(55.7)	[1]	(262.3)	[1]	(582.4)	[1]
Investment in intangible fixed assets	(0.4)		(0.9)		(1.1)
Sale of tangible fixed assets	95.3		88.4		130.6
Change in restricted cash	9.3		24.8		10.8
Net cash flow from investing activities	48.5		(150.0)		(442.1)
Cash flow from financing activities
Proceeds, borrowings	0.1		302.2		419.4
Repayment, borrowings	(103.8)		(101.4)		(256.3)
Dividend paid	(97.7)		(267.7)		(553.3)
Capital increase	0.2	[1]	10.6	[1]	12.5	[1]
Transaction costs share issue	(0.1)		(0.5)		(0.6)
Transactions with non-controlling interests	(3.7)		0.0		0.0
Net cash flow from financing activities	(205.0)		(56.8)		(378.3)
Net cash flow from operating, investing and financing activities	87.9		261.6		6.4
Cash and cash equivalents beginning balance	271.9		265.5		265.5
Cash and cash equivalents ending balance	359.8		527.1		271.9
Restricted cash equivalents ending balance	10.0		5.3		19.3
Cash and cash equivalents including restricted cash ending balance	$ 369.8		$ 532.4		$ 291.2

[1]	¹⁾ During the first six months of 2024, share capital was increased by USD 227.8m (31 December 2024: USD 331.7m), including a USD 217.2m (31 December 2024: USD 319.2m) non-cash share issue in relation to the purchase of 11 vessels
(31 December 2024: 19 vessels). No such transactions in the first six months of 2025.